Pensions and Post Retirement Benefits - Funded Status of Defined Benefit Pension and Post Retirement Plans (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Weighted average assumptions used to determine benefit obligations:
Pension surpluses	$ 48.8	$ 51.9
Pension deficits	351.9	360.6
Defined benefit pension plans
Disclosure of defined benefit plans [line items]
Benefit obligation	(914.8)	(789.4)
Fair value of plan assets	700.9	605.8
Funded status of plans - deficit	(213.9)	(183.6)
Impact of asset ceiling	0.0	0.3
Net accrued liability (notes 13 and 14)	$ (213.9)	$ (183.3)
Weighted average assumptions used to determine benefit obligations:
Discount rate	2.20%	3.00%
Rate of compensation increase	2.60%	2.60%
Health care cost trend	0.00%	0.00%
Pension surpluses	$ 48.8	$ 51.9
Pension deficits	262.7	235.2
Post retirement benefit plans
Disclosure of defined benefit plans [line items]
Benefit obligation	(89.2)	(125.4)
Fair value of plan assets	0.0	0.0
Funded status of plans - deficit	(89.2)	(125.4)
Impact of asset ceiling	0.0	0.0
Net accrued liability (notes 13 and 14)	$ (89.2)	$ (125.4)
Weighted average assumptions used to determine benefit obligations:
Discount rate	2.60%	3.30%
Rate of compensation increase	3.40%	3.60%
Health care cost trend	3.50%	4.50%